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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-05099

                         Pioneer Pioneer Money Market Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Cash Reserves Fund

 Schedule of Investments 3/31/14 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 S&P/Moody's

 Ratings

 Value

 CORPORATE BONDS - 0.2%

 Banks - 0.1%

 Diversified Banks - 0.0% †

 200,000

 0.54

 AA-/Aa3

 Royal Bank of Canada, Floating Rate Note, 4/17/14

 $

 200,027

 Regional Banks - 0.1%

 75,000

 0.39

 A+/A1

 Mellon Funding Corp., Floating Rate Note, 5/15/14

 $

 74,993

 200,000

 0.20

 AA-/Aa3

 Royal Bank of Canada New York NY, Floating Rate Note, 4/17/14

 200,018

 $

 275,011

 Total Banks

 $

 475,038

 Diversified Financials - 0.1%

 Asset Management & Custody Banks - 0.1%

 322,000

 A+/A1

 The Bank of New York Mellon Corp., 4.3%, 5/15/14

 $

 323,445

 Total Diversified Financials

 $

 323,445

 TOTAL CORPORATE BONDS

 (Cost $798,483)

 $

 798,483

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 33.7%

 330,000

 0.25

 AA+/Aaa

 Federal Farm Credit Banks, Floating Rate Note, 1/20/15

 $

 330,267

 1,000,000

 0.16

 AA+/Aaa

 Federal Farm Credit Banks, Floating Rate Note, 10/23/14

 1,000,283

 315,000

 0.22

 AA+/Aaa

 Federal Farm Credit Banks, Floating Rate Note, 3/4/15

 315,266

 1,715,000

 0.22

 AA+/Aaa

 Federal Farm Credit Banks, Floating Rate Note, 4/21/14

 1,715,107

 1,000,000

 0.25

 AA+/Aaa

 Federal Farm Credit Banks, Floating Rate Note, 5/21/14

 1,000,135

 1,000,000

 0.36

 AA+/Aaa

 Federal Farm Credit Banks, Floating Rate Note, 5/29/14

 1,000,454

 1,000,000

 0.26

 AA+/Aaa

 Federal Farm Credit Banks, Floating Rate Note, 7/14/14

 1,000,477

 2,642,000

 0.22

 AA+/Aaa

 Federal Farm Credit Banks, Floating Rate Note, 7/16/14

 2,642,533

 6,410,000

 0.21

 AA+/Aaa

 Federal Farm Credit Banks, Floating Rate Note, 9/24/14

 6,412,831

 1,750,000

 AA+/Aaa

 Federal Home Loan Banks, 0.25%, 4/11/14

 1,750,066

 1,900,000

 0.30

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 4/24/14

 1,900,277

 6,000,000

 0.16

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 4/4/14

 6,000,049

 3,360,000

 0.22

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 6/11/14

 3,361,079

 510,000

 0.28

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 8/18/14

 510,313

 1,000,000

 0.08

 AA+/Aaa

 Federal Home Loan Banks, Floating Rate Note, 8/22/14

 999,961

 1,080,000

 AA+/Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 4/2/14

 1,080,122

 950,000

 0.38

 AA+/Aaa

 Federal Home Loan Mortgage Corp., Floating Rate Note, 10/7/14

 951,419

 365,000

 0.35

 AA+/Aaa

 Federal National Mortgage Association, Floating Rate Note, 1/27/15

 365,788

 510,000

 0.38

 AA+/Aaa

 Federal National Mortgage Association, Floating Rate Note, 10/27/14

 510,858

 400,000

 0.47

 AA+/Aaa

 Federal National Mortgage Association, Floating Rate Note, 11/21/14

 400,947

 6,400,000

 0.14

 AA+/Aaa

 Federal National Mortgage Association, Floating Rate Note, 6/20/14

 6,400,734

 3,440,000

 0.36

 AA+/Aaa

 Federal National Mortgage Association, Floating Rate Note, 6/23/14

 3,441,790

 4,775,000

 0.34

 AA+/Aaa

 Federal National Mortgage Association, Floating Rate Note, 8/11/14

 4,779,521

 600,000

 0.35

 AA+/Aaa

 Federal National Mortgage Association, Floating Rate Note, 8/25/14

 600,680

 15,000,000

 AA+/Aaa

 U.S. Treasury Bills, 4/10/14 (c)

 14,999,908

 18,000,000

 AA+/Aaa

 U.S. Treasury Bills, 4/24/14 (c)

 17,999,331

 21,000,000

 AA+/Aaa

 U.S. Treasury Bills, 4/17/14 (c)

 20,999,661

 10,000,000

 0.10

 AA+/Aaa

 U.S. Treasury Notes, Floating Rate Note, 1/31/16

 10,000,408

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $112,470,265)

 $

 112,470,265

 MUNICIPAL BONDS - 41.9% *

 Municipal Airport - 0.6%

 2,000,000

 0.06

 AAA/Aa2

 Metropolitan Washington Airports Authority, Floating Rate Note, 10/1/39

 $

 2,000,000

 Municipal Development - 7.6%

 8,675,000

 0.05

 AAA/Aaa

 Lower Neches Valley Authority Industrial Development Corp., Floating Rate Note, 11/1/38

 $

 8,675,000

 14,160,000

 0.07

 AA/Aa1

 Mississippi Business Finance Corp., Floating Rate Note, 12/1/30

 14,160,000

 1,430,000

 0.07

 AA/Aa1

 Mississippi Business Finance Corp., Floating Rate Note, 12/1/30

 1,430,000

 1,000,000

 0.07

 AA/Aa1

 Mississippi Business Finance Corp., Floating Rate Note, 12/1/30

 1,000,000

 $

 25,265,000

 Municipal Education - 1.0%

 3,235,000

 0.16

 A+/NR

 Illinois Finance Authority, Floating Rate Note, 9/1/41

 $

 3,235,000

 Municipal Higher Education - 15.0%

 3,300,000

 0.05

 AAA/Aaa

 Connecticut State Health & Educational Facility Authority, Floating Rate Note, 7/1/33

 $

 3,300,000

 2,680,000

 0.06

 AAA/Aaa

 Connecticut State Health & Educational Facility Authority, Floating Rate Note, 7/1/36

 2,680,000

 7,255,000

 0.06

 AAA/Aaa

 Connecticut State Health & Educational Facility Authority, Floating Rate Note, 7/1/36

 7,255,000

 6,400,000

 0.06

 AAA/Aa1

 District of Columbia, Floating Rate Note, 4/1/41

 6,400,000

 6,065,000

 0.06

 AAA/Aa1

 District of Columbia, Floating Rate Note, 4/1/41

 6,065,000

 7,500,000

 0.06

 AA/Aa2

 Maryland Health & Higher Educational Facilities Authority, Floating Rate Note, 7/1/36

 7,500,000

 8,510,000

 0.06

 AAA/Aaa

 Permanent University Fund, Floating Rate Note, 7/1/37

 8,510,000

 8,500,000

 0.06

 AAA/Aaa

 The University of Texas System, Floating Rate Note, 8/1/34

 8,500,000

 $

 50,210,000

 Municipal Medical - 17.7%

 5,600,000

 0.05

 AAA/Aa3

 City of Minneapolis MN , Floating Rate Note, 11/15/34

 $

 5,600,000

 900,000

 0.07

 NR/Aa3

 City of Minneapolis MN , Floating Rate Note, 11/15/35

 900,000

 10,000,000

 0.06

 NR/NR

 Geisinger Authority, Floating Rate Note, 8/1/22

 10,000,000

 7,525,000

 0.08

 AA/NR

 Harris County Health Facilities Development Corp., Floating Rate Note, 12/1/41

 7,525,000

 7,680,000

 0.08

 AA/NR

 Harris County Health Facilities Development Corp., Floating Rate Note, 12/1/41

 7,680,000

 11,730,000

 0.06

 AAA/Aaa

 Loudoun County Economic Development Authority, Floating Rate Note, 2/15/38

 11,730,000

 5,000,000

 0.05

 AA/Aa2

 Massachusetts Development Finance Agency, Floating Rate Note, 7/1/46

 5,000,000

 4,100,000

 0.07

 AAA/Aa1

 Massachusetts Health & Educational Facilities Authority, Floating Rate Note, 10/1/49

 4,100,000

 800,000

 0.05

 AAA/NR

 Oregon State Facilities Authority, Floating Rate Note, 8/1/34

 800,000

 4,700,000

 0.06

 AAA/Aa1

 The Charlotte-Mecklenburg Hospital Authority, Floating Rate Note, 1/15/26

 4,700,000

 1,100,000

 0.05

 AAA/Aa1

 University of Wisconsin Hospitals & Clinics Authority, Floating Rate Note, 4/1/29

 1,100,000

 $

 59,135,000

 TOTAL MUNICIPAL BONDS

 (Cost $139,845,000)

 $

 139,845,000

 TEMPORARY CASH INVESTMENTS - 9.3%

 Commercial Paper - 9.3%

 2,500,000

 0.00

 NR/NR

 Bank of Nova Scotia, Floating Rate Note, 4/17/14

 $

 2,499,900

 2,500,000

 0.10

 NR/NR

 Bank of Tokyo-Mitsubishi UFJ, Floating Rate Note, 4/3/14

 2,500,000

 4,500,000

 NR/NR

 BNP Paribas Finance, Inc., 4/4/14 (c)

 4,499,974

 16,515,000

 0.00

 NR/NR

 National Australia Bank, Ltd., Floating Rate Note, 4/1/14

 16,515,000

 2,020,000

 0.00

 NR/NR

 National Rural Utilities Cooperative Finance Corp., Floating Rate Note, 4/1/14

 2,020,000

 175,000

 NR/NR

 Toyota Motor Credit Corp., 5/1/14 (c)

 174,982

 2,660,000

 0.18

 NR/NR

 Wells Fargo Bank NA, Floating Rate Note, 6/16/14

 2,660,000

 $

 30,869,856

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $30,869,856)

 $

 30,869,856

 TOTAL INVESTMENT IN SECURITIES - 85.1%

 (Cost $283,983,604) (a)

 $

 283,983,604

 OTHER ASSETS & LIABILITIES - 14.9%

 $

 49,739,246

 TOTAL NET ASSETS - 100.0%

 $

 333,722,850

 †

 Rounds to less than 0.01%.

 NR

 Not rated by either S&P or Moody's.

 *

Variable rate securities issued by municipalities that are payable upon demand by the Fund at specified time intervals no greater than thirteen months. Securities are listed at their final maturity dates.

 (a)

 At March 31, 2014, cost for federal income tax purposes was $283,983,604.

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 (c)

 Security issued with a zero coupon. Income is recognized through accretion of discount.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of March 31, 2014, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Corporate Bonds

$
-

$
798,483

$
-

$
798,483

 U.S. Government and Agency Obligations

-

112,470,265

-

112,470,265

 Municipal Bonds

-

139,845,000

-

139,845,000

 Commercial Paper

-

30,869,856

-

30,869,856

 Total

$
-

$
283,983,604

$
-

$
283,983,604

 During the period ended March 31, 2014, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Money Market Trust By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date May 30, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date May 30, 2014 By (Signature and Title)* /s/ Mark Bradley ----------------- Mark Bradley, Treasurer Date May 30, 2014 * Print the name and title of each signing officer under his or her signature.